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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                            Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                            Pioneer Cullen Value Fund
                       SCHEDULE OF INVESTMENTS 03/31/2008

 Shares                                                                                                       Value
 ------                                                                                                       -----

                           COMMON STOCKS - 92.2 %
                           Energy - 11.3 %
                           Integrated Oil & Gas - 5.2 %
  1,325,700                Gazprom  (A.D.R.) *                                                     $              66,947,850
  1,114,460                Petroleo Brasileiro SA                                                                113,797,511
                                                                                                   --------------------------
                                                                                                   $             180,745,361
                                                                                                   --------------------------
                           Oil & Gas Drilling - 2.3 %
  1,271,200                ENSCO International, Inc.                                               $              79,602,544
                                                                                                   --------------------------
                           Oil & Gas Exploration & Production - 3.8 %
  1,266,650                Devon Energy Corp.                                                      $             132,149,595
                                                                                                   --------------------------
                           Total Energy                                                            $             392,497,500
                                                                                                   --------------------------
                           Materials - 5.3 %
                           Construction Materials - 1.6 %
  2,080,437                Cemex SA (A.D.R.) *                                                     $              54,341,014
                                                                                                   --------------------------
                           Diversified Metals & Mining - 2.8 %
  3,290,471                Anglo American Plc                                                      $              97,957,322
                                                                                                   --------------------------
                           Forest Products - 0.9 %
    508,800                Weyerhaeuser Co.                                                        $              33,092,352
                                                                                                   --------------------------
                           Total Materials                                                         $             185,390,688
                                                                                                   --------------------------
                           Capital Goods - 14.3 %
                           Aerospace & Defense - 6.1 %
  1,713,450                Raytheon Co.                                                            $             110,706,005
  1,471,540                United Technologies Corp.                                                             101,271,383
                                                                                                   --------------------------
                                                                                                   $             211,977,388
                                                                                                   --------------------------
                           Industrial Conglomerates - 6.2 %
  1,413,500                3M Co.                                                                  $             111,878,525
  2,839,450                General Electric Co.                                                                  105,088,045
                                                                                                   --------------------------
                                                                                                   $             216,966,570
                                                                                                   --------------------------
                           Industrial Machinery - 2.0 %
  1,311,640                ITT Corp.                                                               $              67,956,068
                                                                                                   --------------------------
                           Total Capital Goods                                                     $             496,900,026
                                                                                                   --------------------------
                           Transportation - 4.4 %
                           Air Freight & Couriers - 2.3 %
    847,700                FedEx Corp.                                                             $              78,556,359
                                                                                                   --------------------------
                           Railroads - 2.1 %
    952,950                Canadian National Railway Co.                                           $              46,046,544
    440,500                Canadian Pacific Railway, Ltd.                                                         28,319,745
                                                                                                   --------------------------
                                                                                                   $              74,366,289
                                                                                                   --------------------------

                           Total Transportation                                                    $             152,922,648
                                                                                                   --------------------------
                           Automobiles & Components - 2.2 %
                           Auto Parts & Equipment - 2.2 %
  1,737,500                BorgWarner, Inc.                                                        $              74,764,625
                                                                                                   --------------------------
                           Total Automobiles & Components                                          $              74,764,625
                                                                                                   --------------------------
                           Retailing - 0.9 %
                           Home Improvement Retail - 0.9 %
  1,070,070                Home Depot, Inc.                                                        $              29,929,858
                                                                                                   --------------------------
                           Total Retailing                                                         $              29,929,858
                                                                                                   --------------------------
                           Food Beverage & Tobacco - 18.4 %
                           Agricultural Products - 3.7 %
    797,500                Archer Daniels Midland Co.                                              $              32,825,100
  1,088,200                Bunge, Ltd.                                                                            94,542,816
                                                                                                   --------------------------
                                                                                                   $             127,367,916
                                                                                                   --------------------------
                           Distillers & Vintners - 2.4 %
  1,049,000                Diageo Plc (A.D.R.)                                                     $              85,304,680
                                                                                                   --------------------------
                           Packaged Foods & Meats - 12.3 %
  1,451,600                General Mills, Inc.                                                     $              86,921,808
  3,265,200                Kraft Foods, Inc.                                                                     101,253,852
    949,400                Nestle SA (A.D.R.)                                                                    118,602,846
  3,557,050                Unilever N.V.                                                                         119,979,297
                                                                                                   --------------------------
                                                                                                   $             426,757,803
                                                                                                   --------------------------
                           Total Food Beverage & Tobacco                                           $             639,430,399
                                                                                                   --------------------------
                           Household & Personal Products - 2.9 %
                           Household Products - 2.9 %
  1,567,600                Kimberly-Clark Corp.                                                    $             101,188,580
                                                                                                   --------------------------
                           Total Household & Personal Products                                     $             101,188,580
                                                                                                   --------------------------
                           Pharmaceuticals & Biotechnology - 6.8 %
                           Pharmaceuticals - 6.8 %
  1,275,000                GlaxoSmithKline Plc                                                     $              54,098,250
  1,719,000                Johnson & Johnson                                                                     111,511,530
  3,372,950                Pfizer, Inc.                                                                           70,595,844
                                                                                                   --------------------------
                                                                                                   $             236,205,624
                                                                                                   --------------------------
                           Total Pharmaceuticals & Biotechnology                                   $             236,205,624
                                                                                                   --------------------------
                           Diversified Financials - 9.2 %
                           Investment Banking & Brokerage - 3.8 %
  1,411,200                Merrill Lynch & Co., Inc.                                               $              57,492,288
  1,591,600                Morgan Stanley                                                                         72,736,120
                                                                                                   --------------------------
                                                                                                   $             130,228,408
                                                                                                   --------------------------
                           Diversified Financial Services - 5.4 %
  2,390,550                Bank of America Corp.                                                   $              90,625,751
  2,287,300                J.P. Morgan Chase & Co.                                                                98,239,535
                                                                                                   --------------------------
                                                                                                   $             188,865,286
                                                                                                   --------------------------

                           Total Diversified Financials                                            $             319,093,694
                                                                                                   --------------------------
                           Insurance - 5.9 %
                           Life & Health Insurance - 2.6 %
  1,504,900                MetLife, Inc.                                                           $              90,685,274
                                                                                                   --------------------------
                           Multi-Line Insurance - 1.9 %
  1,498,050                American International Group, Inc.                                      $              64,790,663
                                                                                                   --------------------------
                           Property & Casualty Insurance - 1.4 %
    978,650                Chubb Corp.                                                             $              48,423,602
                                                                                                   --------------------------
                           Total Insurance                                                         $             203,899,539
                                                                                                   --------------------------
                           Technology Hardware & Equipment - 6.3 %
                           Communications Equipment - 2.6 %
  2,819,800                Nokia Corp. (A.D.R.)                                                    $              89,754,234
                                                                                                   --------------------------
                           Computer Hardware - 2.8 %
  2,122,100                Hewlett-Packard Co.                                                     $              96,895,086
                                                                                                   --------------------------
                           Technology Distributors - 0.9 %
    907,652                Arrow Electronics, Inc. *                                               $              30,542,490
                                                                                                   --------------------------
                           Total Technology Hardware & Equipment                                   $             217,191,810
                                                                                                   --------------------------
                           Telecommunication Services - 4.4 %
                           Integrated Telecommunication Services - 4.4 %
  1,909,813                AT&T Corp.                                                              $              73,145,838
     41,816                Fairpoint Communications, Inc. *                                                           41,816
  2,224,250                Verizon Communications, Inc.                                                           81,073,913
                                                                                                   --------------------------
                                                                                                   $             154,261,567
                                                                                                   --------------------------
                           Total Telecommunication Services                                        $             154,261,567
                                                                                                   --------------------------
                           TOTAL COMMON STOCKS
                           (Cost  $3,049,788,936)                                                  $           3,203,676,558
                                                                                                   --------------------------

                           TEMPORARY CASH INVESTMENTS - 7.1 %
                           Repurchase Agreement - 7.1 %
 23,000,000                BANK OF AMERICA Corp., 2.51%, 4/2/08                                    $              23,000,000
 51,000,000                BARCLAYS PLC REPO ,2.75%, 4/2/08                                                       51,000,000
110,000,000                DEUTSCHE BANK AG REP, 2.75%, 4/2/08                                                   110,000,000
 63,000,000                JP MORGAN CHASE & Co., 2.65%, 4/2/08                                                   63,000,000
                                                                                                   --------------------------
                                                                                                   $             247,000,000
                                                                                                   --------------------------
                           TOTAL TEMPORARY CASH INVESTMENTS
                           (Cost  $247,000,000)                                                    $             247,000,000
                                                                                                   --------------------------
                           TOTAL INVESTMENT IN SECURITIES - 99.4%
                           (Cost  $3,296,788,936) (a)                                              $           3,450,676,558
                                                                                                   --------------------------
                           OTHER ASSETS AND LIABILITIES - 0.6%                                     $              22,413,777
                                                                                                   --------------------------
                           TOTAL NET ASSETS - 100.0%                                               $           3,473,090,335
                                                                                                   --------------------------


              (A.D.R.)     American Depositary Receipt

                    *      Non-income producing security

                   (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $3,235,900,363 was as follows:

                           Aggregate gross unrealized gain for all investments in which
                           there is an excess of value over tax cost                               $       294,923,920

                           Aggregate gross unrealized loss for all investments in which
                           there is an excess of tax cost over value                                      (141,036,258)
                                                                                                   --------------------------

                           Net unrealized gain                                                     $       153,887,662
                                                                                                   --------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                                  Investments in    Other Financial
                                                                                                     Securities     Instruments*
-----------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                            3,203,676,558
-----------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                        247,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                              3,450,676,558
-----------------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.